Property, plant and equipment - Addtional information (Detail) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions Property Plant And Equipment	€ 2.5